Share Option and Warrant Reserves (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Option And Warrant Reserves
Included in exploration and evaluation costs	$ 363	$ 767
Included in fees, salaries and other employee benefits	654	1,053
Included in project investigation costs	42	18
Total share-based compensation expense	$ 1,059	$ 1,838